Non-Controlling Interest in Consolidated Subsidiaries - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		$ 325,751
Consolidated net income	$ 188	3,756	$ 28,048	$ 33,079
Total other comprehensive income	(369)	(7,321)	(12,966)	(13,293)
Remeasurements of the net defined benefit liability	(24)	(474)	(1,090)	551
Dividends declared and paid		(15,884)	(13,637)	(12,933)
Issuance (purchase) of share-based compensation plans		(339)	21	73
Other acquisitions and remeasurements		1,298	32
Derecognition upon disposal of controlling interest in Philippines				(11,140)
Ending Balance	$ 15,442	307,187	325,751
IAS 29 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance				2,687
Total controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		251,989
Consolidated net income		(1,930)	20,699	23,990
Dividends declared and paid		(10,360)	(9,692)	(9,220)
Issuance (purchase) of share-based compensation plans		(275)	33	42
Other acquisitions and remeasurements		(79)
Ending Balance		237,743	251,989
Total controlling interest [member] | Synergy [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Other acquisitions and remeasurements		79
Total controlling interest [member] | IAS 29 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance				1,269
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance		73,762	78,489	86,621
Consolidated net income		5,686	7,349	9,089
Total other comprehensive income		(5,793)	(4,552)	(4,080)
Exchange differences on translating foreign operations		(5,958)	(3,833)	(4,016)
Remeasurements of the net defined benefit liability		(169)	(271)	155
Fair value changes		334	(448)	(219)
Dividends declared and paid		(5,524)	(3,945)	(3,713)
Issuance (purchase) of share-based compensation plans		(64)	(12)	31
Acquisitions of non-controlling interest		1,298	3,530
Other acquisitions and remeasurements		1,377	32	413
Derecognition upon disposal of controlling interest in Philippines				(11,140)
Recognition of non-controlling interest upon consolidation of CCFPI				(11,140)
Ending Balance		$ 69,444	73,762	78,489
Non-controlling interest [member] | Accounting standard adoption effects [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance			$ (69)	(150)
Ending Balance				(69)
Non-controlling interest [member] | IAS 29 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance				$ 1,418